Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

Cash, cash equivalents and restricted cash as of December 31, 2025 and December 31, 2024 are as follows (in thousands):

	December 31,	December 31,
	2025	2024
Cash and cash equivalents	$280,559	$110,213
Restricted cash, current	—	25,026
Cash, cash equivalents and restricted cash	$280,559	$135,239